Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals)	Sep. 30, 2021 kr / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 kr / shares shares
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.01		$ 0.01
Common stock, shares issued	403,791,200	212,601,044	212,601,044	121,336,079	121,336,079
Common stock, shares outstanding	403,791,200	212,601,044	212,601,044	121,336,079	121,336,079
Common stock, par value (in Kroner per share) | kr / shares	kr 0.05		kr 0.05		kr 0.05